Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting, Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
11.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin
September 30, 2011
Segments:
Unit Sales	$-	$-	$-
License Fees	119,999	-	119,999
Metal Cutting	106,104	91,087	15,017
	$226,103	$91,087	$135,016

September 30, 2010
Segments:
Unit Sales	$1,755,000	$658,637	$1,096,363
License Fees	-	-	-
Metal Cutting	187,606	65,662	121,944
	$1,942,606	$724,299	$1,218,307

10.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin

December 31, 2010
Segments:
Unit Sales	$1,855,000	$717,845	$1,137,155
License Fees	146,666	-	146,666
Metal Cutting	34,572	12,100	22,472
	$2,036,238	$729,945	$1,306,293

December 31, 2009
Segments:
Unit Sales	$-	$-	$-
License Fees	-	-	-
Metal Cutting	18,564	9,226	9,338
	$18,564	$9,226	$9,338